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THE PAYDEN & RYGEL INVESTMENT GROUP

                SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 28, 2000

        ON NOVEMBER 16, 2000, THE BOARD OF TRUSTEES AUTHORIZED THE CLOSURE AND LIQUIDATION OF THE EUROPEAN GROWTH & INCOME FUND. THE FUND WAS SUBSEQUENTLY CLOSED ON DECEMBER 22, 2000.

        EFFECTIVE JANUARY 1, 2001, EACH OF THE FOLLOWING MUTUAL FUNDS OF THE PAYDEN & RYGEL INVESTMENT GROUP CHANGED ITS NAME AS INDICATED:

FORMER FUND NAME                                          CURRENT FUND NAME
----------------                                          -----------------
PAYDEN & RYGEL LIMITED MATURITY FUND                      PAYDEN LIMITED MATURITY FUND
PAYDEN & RYGEL SHORT BOND FUND                            PAYDEN SHORT BOND FUND
PAYDEN & RYGEL U.S. GOVERNMENT FUND                       PAYDEN U.S. GOVERNMENT FUND
PAYDEN & RYGEL GNMA FUND                                  PAYDEN GNMA FUND
PAYDEN & RYGEL INVESTMENT QUALITY BOND FUND               PAYDEN INVESTMENT QUALITY BOND FUND
PAYDEN & RYGEL TOTAL RETURN FUND                          PAYDEN TOTAL RETURN FUND
PAYDEN & RYGEL HIGH INCOME FUND                           PAYDEN HIGH INCOME FUND
PAYDEN & RYGEL SHORT DURATION TAX EXEMPT FUND             PAYDEN SHORT DURATION TAX EXEMPT FUND
PAYDEN & RYGEL TAX EXEMPT BOND FUND                       PAYDEN TAX EXEMPT BOND FUND
PAYDEN & RYGEL CALIFORNIA MUNICIPAL INCOME FUND           PAYDEN CALIFORNIA MUNICIPAL INCOME FUND
PAYDEN & RYGEL GROWTH & INCOME FUND                       PAYDEN GROWTH & INCOME FUND
PAYDEN & RYGEL MARKET RETURN FUND                         PAYDEN MARKET RETURN FUND
PAYDEN & RYGEL U.S. GROWTH LEADERS FUND                   PAYDEN U.S. GROWTH LEADERS FUND
PAYDEN & RYGEL SMALL CAP LEADERS FUND                     PAYDEN SMALL CAP LEADERS FUND
PAYDEN & RYGEL GLOBAL SHORT BOND FUND                     PAYDEN GLOBAL SHORT BOND FUND
PAYDEN & RYGEL GLOBAL FIXED INCOME FUND                   PAYDEN GLOBAL FIXED INCOME FUND
PAYDEN & RYGEL EMERGING MARKETS BOND FUND                 PAYDEN EMERGING MARKETS BOND FUND
PAYDEN & RYGEL GLOBAL BALANCED FUND                       PAYDEN GLOBAL BALANCED FUND
PAYDEN & RYGEL EUROPEAN AGGRESSIVE GROWTH FUND            PAYDEN EUROPEAN AGGRESSIVE GROWTH FUND

            THE DATE OF THIS PROSPECTUS SUPPLEMENT IS JANUARY 5, 2001